Lease liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Lease liabilities
Balance Beginning of period	$ 1,377	$ 1,676
Repayments	(312)	(386)
Foreign exchange	(68)	2
Addition		18
Interest and accretion expense	59	67
Balance End of period	1,056	1,377
Less: Current portion	239	250
Long-term portion	$ 817	$ 1,127